Goodwill and Intangible Assets - Goodwill by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015
Changes in goodwill
Balance at beginning of year	$ 510,985	$ 533,975
Acquisitions	31,266
Foreign currency translation	(64,499)	(22,990)
Balance at end of year	477,752	510,985
National Governments
Changes in goodwill
Balance at beginning of year	14,410	15,041
Acquisitions	938
Foreign currency translation	(2,595)	(631)
Balance at end of year	12,753	14,410
Private
Changes in goodwill
Balance at beginning of year	145,157	152,635
Acquisitions	4,377
Foreign currency translation	(2,621)	(7,478)
Balance at end of year	146,913	145,157
State And Local Governments
Changes in goodwill
Balance at beginning of year	351,418	366,299
Acquisitions	25,951
Foreign currency translation	(59,283)	(14,881)
Balance at end of year	$ 318,086	$ 351,418